Gain (loss) on non - financial assets, net	12 Months Ended
Dec. 31, 2022
Gain (loss) on non - financial assets, net
Gain (loss) in non - financial assets, net
14.    Gain on non - financial assets, net
The gain or loss on non-financial assets is presented as follows:

	December 31,
	2021	2020
Gain on investment property - Right-of-use	742	—
Gain on investment property - Fair value	—	296
	742	296
At the end of 2021, the Bank's Management renegotiated the terms and conditions of the lease agreement relating to the Head Office. Such negotiation included the assignment to the lessor of the sublease agreement that was maintained as operating lease and classified as Investment Properties - Right-of-use. As the result of the assignment of the sublease agreement, the Bank derecognized the entire investment property arising from right-of-use assets, as well as its associated lease liability, originating a gain of $742 thousand.
During 2020 the Bank realized sales of investment properties measured at fair value, which generated a gain of $296 thousand